UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $230,524
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3554 44991.000 SH      Sole                44991.000
ABB Ltd.                       COM              000375204     3930 227405.000 SH     Sole               227405.000
AT&T Inc.                      COM              00206R102     1703 70402.000 SH      Sole                70402.000
Abbott Laboratories            COM              002824100     1360 29069.000 SH      Sole                29069.000
Accenture Ltd.                 COM              G1151C101      906 23435.000 SH      Sole                23435.000
Air Products & Chemicals       COM              009158106      842 12990.000 SH      Sole                12990.000
Apple Computer                 COM              037833100      721 2865.000 SH       Sole                 2865.000
Arena Pharmaceuticals Inc.     COM              040047102       25 8000.000 SH       Sole                 8000.000
Automatic Data Processing      COM              053015103     1510 37499.000 SH      Sole                37499.000
Baker Hughes Inc               COM              057224107     2863 68860.000 SH      Sole                68860.000
Bank of America Corp.          COM              060505104     4017 279511.000 SH     Sole               279511.000
Baxter International Inc.      COM              071813109     1161 28560.000 SH      Sole                28560.000
Becton Dickinson & Co.         COM              075887109     5968 88258.000 SH      Sole                88258.000
Bristol-Myers Squibb           COM              110122108      217 8695.000 SH       Sole                 8695.000
Buckle Inc                     COM              118440106      762 23495.000 SH      Sole                23495.000
CVS Caremark Corp.             COM              126650100     4503 153597.000 SH     Sole               153597.000
Chevron Corp.                  COM              166764100     2160 31823.000 SH      Sole                31823.000
Chubb Corp.                    COM              171232101     1086 21720.000 SH      Sole                21720.000
Cisco Systems Inc.             COM              17275R102     2551 119700.000 SH     Sole               119700.000
Citigroup, Inc.                COM              172967101       98 26000.000 SH      Sole                26000.000
Clorox Corp.                   COM              189054109     1383 22249.000 SH      Sole                22249.000
Coca Cola Co.                  COM              191216100     1444 28805.000 SH      Sole                28805.000
Colgate Palmolive Co.          COM              194162103     7214 91601.000 SH      Sole                91601.000
ConocoPhillips                 COM              20825C104     4804 97861.000 SH      Sole                97861.000
Corning Inc.                   COM              219350105     5314 329055.000 SH     Sole               329055.000
Dell Inc.                      COM              24702R101     2697 223665.000 SH     Sole               223665.000
Diamond Offshore Drilling      COM              25271C102     1095 17615.000 SH      Sole                17615.000
DuPont de Nemours              COM              263534109     3887 112375.000 SH     Sole               112375.000
Duke Energy Co.                COM              26441C105      834 52115.000 SH      Sole                52115.000
Eastern Insurance Holdings, In COM              276534104      750 70618.778 SH      Sole                70618.778
Eaton Corp.                    COM              278058102     1118 17081.000 SH      Sole                17081.000
Eaton Vance Corp               COM              278265103     1232 44630.000 SH      Sole                44630.000
Emerson Electric Co.           COM              291011104      995 22780.000 SH      Sole                22780.000
Enquest PLC                    COM              B635TG906       35 25000.000 SH      Sole                25000.000
Exxon Mobil Corp.              COM              30231G102     5551 97259.997 SH      Sole                97259.997
Family Dollar Stores, Inc.     COM              307000109      982 26050.000 SH      Sole                26050.000
Ford Motor                     COM              345370860      107 10600.000 SH      Sole                10600.000
General Dynamics               COM              369550108     2581 44080.000 SH      Sole                44080.000
General Electric Co.           COM              369604103     3339 231568.000 SH     Sole               231568.000
Goldcorp Inc.                  COM              380956409     3846 87715.000 SH      Sole                87715.000
Google, Inc.                   COM              38259P508      389  875.000 SH       Sole                  875.000
Harris Corp.                   COM              413875105     5547 133182.000 SH     Sole               133182.000
Harsco Corp.                   COM              415864107     1045 44460.000 SH      Sole                44460.000
Hasbro Inc.                    COM              418056107     1097 26695.000 SH      Sole                26695.000
Hess Corp                      COM              42809H107      228 4525.000 SH       Sole                 4525.000
Hewlett Packard Company        COM              428236103     4133 95495.000 SH      Sole                95495.000
Honeywell International Inc.   COM              438516106     1462 37465.000 SH      Sole                37465.000
ITT Corporation                COM              450911102     4080 90836.000 SH      Sole                90836.000
Illinois Tool Works            COM              452308109     3543 85830.000 SH      Sole                85830.000
Intel Corp.                    COM              458140100     4347 223471.000 SH     Sole               223471.000
International Business Machine COM              459200101     4250 34419.000 SH      Sole                34419.000
Intuitive Surgical Inc.        COM              46120E602      237  750.000 SH       Sole                  750.000
Itron, Inc.                    COM              465741106     2046 33090.000 SH      Sole                33090.000
J M Smucker Co.                COM              832696405     1019 16915.000 SH      Sole                16915.000
Johnson & Johnson              COM              478160104     6200 104972.000 SH     Sole               104972.000
Johnson Controls Inc.          COM              478366107     5697 212030.000 SH     Sole               212030.000
KeyCorp                        COM              493267108      146 18927.000 SH      Sole                18927.000
Kimberly-Clark Corp.           COM              494368103     1316 21700.000 SH      Sole                21700.000
Linear Technology Corp.        COM              535678106     1099 39505.000 SH      Sole                39505.000
Lockheed Martin Corp.          COM              539830109      844 11325.000 SH      Sole                11325.000
Lowe's Cos.                    COM              548661107     3728 182548.000 SH     Sole               182548.000
M&T Bank Corp.                 COM              55261F104     2354 27711.000 SH      Sole                27711.000
Marathon Oil Corporation       COM              565849106     5454 175425.000 SH     Sole               175425.000
McDonalds Corp.                COM              580135101     1321 20060.000 SH      Sole                20060.000
Microsoft Corp.                COM              594918104     4609 200295.000 SH     Sole               200295.000
Morgan Stanley                 COM              617446448     2961 127565.000 SH     Sole               127565.000
NextEra Energy, Inc.           COM              65339f101      954 19575.000 SH      Sole                19575.000
Nike Inc.                      COM              654106103     3821 56565.000 SH      Sole                56565.000
Nokia Corp ADR                 COM              654902204     2420 296992.000 SH     Sole               296992.000
Northern Trust Corporation     COM              665859104     2051 43925.000 SH      Sole                43925.000
Northrop Grumman Corp.         COM              666807102      991 18200.000 SH      Sole                18200.000
Novartis AG ADR                COM              66987V109      939 19430.000 SH      Sole                19430.000
Nucor Corp.                    COM              670346105     2893 75585.000 SH      Sole                75585.000
PPG Industries Inc.            COM              693506107     1182 19565.000 SH      Sole                19565.000
Pepsico Inc.                   COM              713448108     6587 108068.000 SH     Sole               108068.000
Procter & Gamble Co.           COM              742718109      597 9950.000 SH       Sole                 9950.000
QUALCOMM, Inc.                 COM              747525103     3987 121415.000 SH     Sole               121415.000
Rayonier Inc.                  COM              754907103      828 18799.000 SH      Sole                18799.000
Raytheon Co.                   COM              755111507     1081 22340.000 SH      Sole                22340.000
Rome Bancorp Inc. New          COM              77587P103      106 11722.000 SH      Sole                11722.000
Silver Falcon Mining, Inc.     COM              82771R105       15 70000.000 SH      Sole                70000.000
Southern Company               COM              842587107     1233 37052.000 SH      Sole                37052.000
Spectra Energy                 COM              847560109      614 30580.000 SH      Sole                30580.000
Star Scientific, Inc.          COM              85517P101       33 20000.000 SH      Sole                20000.000
Stereotaxis Inc.               COM              85916J102       99 30000.000 SH      Sole                30000.000
Synovus Financial Corp.        COM              87161C105       38 15044.632 SH      Sole                15044.632
T. Rowe Price Group Inc.       COM              74144T108     5521 124377.000 SH     Sole               124377.000
Teva Pharmaceutical ADR        COM              881624209     6452 124105.000 SH     Sole               124105.000
The Bank of New York Mellon Co COM              064058100     1139 46150.000 SH      Sole                46150.000
The TJX Companies, Inc.        COM              872540109     3914 93300.000 SH      Sole                93300.000
Total ADR                      COM              89151E109     1706 38225.000 SH      Sole                38225.000
Tupperware Brands Corporation  COM              899896104     3816 95750.000 SH      Sole                95750.000
Unilever PLC ADR               COM              904767704      932 34871.000 SH      Sole                34871.000
United Technologies Corp.      COM              913017109      302 4650.000 SH       Sole                 4650.000
VF Corp.                       COM              918204108     1207 16950.000 SH      Sole                16950.000
Verizon Communications Inc.    COM              92343V104     1352 48254.000 SH      Sole                48254.000
Walt Disney Co.                COM              254687106      220 6983.000 SH       Sole                 6983.000
Waste Management Inc.          COM              94106L109     1056 33735.000 SH      Sole                33735.000
Yum Brands Inc.                COM              988498101     4407 112889.000 SH     Sole               112889.000
S&P 500 Depository Receipt     ETF              78462F103     1309 12685.000 SH      Sole                12685.000
SPDR KBW Bank                  ETF              78464A797     4518 197360.000 SH     Sole               197360.000
SPDR S&P Metals & Mining       ETF              78464A755      224 4902.000 SH       Sole                 4902.000
iShares MSCI Emerging Markets  ETF              464287234     2809 75275.000 SH      Sole                75275.000
iShares Russell 1000 Growth In ETF              464287614      213 4650.000 SH       Sole                 4650.000
Cohen & Steers Realty Funds                     192476109      174 3574.509 SH       Sole                 3574.509
Vanguard International Explore                  921946208      492 38339.490 SH      Sole                38339.490